PROPERTY, PLANT AND EQUIPMENT - Summary of Changes in Property, Plant, and Equipment (Details) - ARS ($) $ in Thousands	3 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Real Property | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, Plant and Equipment	$ 717,808,647	$ 725,251,377
Real Property | Right of Use of Real Property
Disclosure of detailed information about property, plant and equipment [line items]
Property, Plant and Equipment	60,274,100	61,191,388
Furniture and Facilities
Disclosure of detailed information about property, plant and equipment [line items]
Property, Plant and Equipment	75,959,179	77,704,097
Machines and Equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, Plant and Equipment	189,969,097	160,298,050
Vehicles
Disclosure of detailed information about property, plant and equipment [line items]
Property, Plant and Equipment	3,731,032	4,790,757
Sundry
Disclosure of detailed information about property, plant and equipment [line items]
Property, Plant and Equipment	11,871,142	14,402,748
Work in Progress
Disclosure of detailed information about property, plant and equipment [line items]
Property, Plant and Equipment	$ 39,977,854	37,189,719
Gross Carrying amount | Real Property | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, Plant and Equipment		851,857,148
Estimated useful life, in years	50 years
Additions	$ 2,217,458
Disposals	(4,327,930)
Transfers	(2,732,216)
Gross Carrying amount | Real Property | Right of Use of Real Property
Disclosure of detailed information about property, plant and equipment [line items]
Property, Plant and Equipment		159,413,650
Additions	5,332,592
Disposals	(1,484,655)
Transfers	$ 0
Gross Carrying amount | Furniture and Facilities
Disclosure of detailed information about property, plant and equipment [line items]
Property, Plant and Equipment		220,912,395
Estimated useful life, in years	10 years
Additions	$ 2,585,818
Disposals	(934,564)
Transfers	198,019
Gross Carrying amount | Machines and Equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, Plant and Equipment		577,395,353
Additions	48,746,199
Disposals	(2,010,421)
Transfers	$ (481,510)
Gross Carrying amount | Machines and Equipment | Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life, in years	3 years
Gross Carrying amount | Machines and Equipment | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life, in years	5 years
Gross Carrying amount | Vehicles
Disclosure of detailed information about property, plant and equipment [line items]
Property, Plant and Equipment		9,391,214
Estimated useful life, in years	5 years
Additions	$ 108,978
Disposals	(766,584)
Transfers	0
Gross Carrying amount | Sundry
Disclosure of detailed information about property, plant and equipment [line items]
Property, Plant and Equipment		61,316,150
Additions	7,313
Disposals	(4,660,183)
Transfers	$ 0
Gross Carrying amount | Sundry | Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life, in years	5 years
Gross Carrying amount | Sundry | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life, in years	10 years
Gross Carrying amount | Work in Progress
Disclosure of detailed information about property, plant and equipment [line items]
Property, Plant and Equipment		$ 37,189,719
Estimated useful life, in years	0 years
Additions	$ 3,675,853
Disposals	(3,107)
Transfers	(884,611)
Depreciation | Real Property | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, Plant and Equipment	(129,205,813)
Transfers	251,881
Accumulated	(126,605,771)
Derecognition	4,315,140
Depreciation	(7,167,063)
Depreciation | Real Property | Right of Use of Real Property
Disclosure of detailed information about property, plant and equipment [line items]
Property, Plant and Equipment	(102,987,487)
Transfers	0
Accumulated	(98,222,262)
Derecognition	603,307
Depreciation	(5,368,532)
Depreciation | Furniture and Facilities
Disclosure of detailed information about property, plant and equipment [line items]
Property, Plant and Equipment	(146,802,489)
Transfers	0
Accumulated	(143,208,298)
Derecognition	606,256
Depreciation	(4,200,447)
Depreciation | Machines and Equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, Plant and Equipment	(433,680,524)
Transfers	0
Accumulated	(417,097,303)
Derecognition	989,763
Depreciation	(17,572,984)
Depreciation | Vehicles
Disclosure of detailed information about property, plant and equipment [line items]
Property, Plant and Equipment	(5,002,576)
Transfers	0
Accumulated	(4,600,457)
Derecognition	1,761
Depreciation	(403,880)
Depreciation | Sundry
Disclosure of detailed information about property, plant and equipment [line items]
Property, Plant and Equipment	(44,792,138)
Transfers	0
Accumulated	(46,913,402)
Derecognition	3,068,409
Depreciation	(947,145)
Depreciation | Work in Progress
Disclosure of detailed information about property, plant and equipment [line items]
Property, Plant and Equipment	0
Transfers	0
Accumulated	0
Derecognition	0
Depreciation	$ 0